Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Schedule of company's assets that are measured at fair value on a recurring basis

	June 30,
	2023	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$513	$513	$—	$—
U.S. Treasury Securities held in Trust Account	44,766,269	44,766,269	—	—
	$44,766,782	$44,766,782	$—	$—

	June 30,
	2022	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$2,316	$2,316	$—	$—
U.S. Treasury Securities held in Trust Account	146,107,975	146,107,975	—	—
	$146,110,291	$146,110,291	$—	$—

	December 31,
	2022	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$464	$464	$—	$—
U.S. Treasury Securities held in Trust Account	147,639,102	147,639,102	—	—
	$147,639,566	$147,639,566	$—	$—

	December 31,
	2021	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$22	$22	$—	$—
U.S. Treasury Securities held in Trust Account	145,913,204	145,913,204	—	—
	$145,913,226	$145,913,226	$—	$—

Schedule of company's liabilities that are measured at fair value on a recurring basis

		June 30,		December 31,		November 19,
	Level	2023	Level	2022	Level	2021
Liabilities:
Warrant Liability - Public Warrants	1	$610,938	1	$71,875	3	$5,751,494
Warrants Liability - Private Placement Warrants	3	679,404	3	90,306	3	6,194,622
Forward purchase agreement liability	3	1,890,000		—		—
Total Derivative Liabilities		$3,180,342		$162,181		$11,946,116

		December 31,		December 31,		November 19,
	Level	2022	Level	2021	Level	2021
Liabilities:
Warrant Liability - Public Warrants	1	$71,875	1	$3,608,125	3	$5,751,494
Warrants Liability - Private Placement Warrants	3	90,306	3	3,820,854	3	6,194,622
Total Warrant Liability		$162,181		$7,428,979		$11,946,116

Schedule of key inputs into the Monte Carlo simulation model for the Public Warrants and Private Placement Warrants

November 19, 2021
Input	(Initial Measurement)
Risk-free interest rate	1.33%
Expected term (years)	5.93
Expected volatility	13.5%
Stock price	$9.6

Input	December 31, 2022	June 30, 2023
Risk-free interest rate	4.72%	5.38%
Expected term (years)	1.04	1.04
Expected volatility	4.3%	5.8%
Stock price	$10.19	$10.41

November 19, 2021
Input	(Initial Measurement)
Risk-free interest rate	1.33%
Expected term (years)	5.93
Expected volatility	13.5%
Stock price	$9.6

Input	December 31, 2021	December 31, 2022
Risk-free interest rate	1.32%	4.72%
Expected term (years)	5.63	1.04
Expected volatility	9.3%	4.3%
Stock price	$9.88	$10.19

Schedule of change in the fair value of the warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of November 19, 2021	$—	$—	$—
Initial measurement on November 19, 2021	6,194,622	5,751,494	11,946,116
Change in valuation inputs or other assumptions	(2,373,768)	(2,143,369)	(4,517,137)
Fair value as of December 31, 2021	$3,820,854	$3,608,125	$7,428,979
Change in valuation inputs or other assumptions	(1,319,898)	(1,242,719)	(2,562,617)
Fair value as of March 31, 2022	$2,500,956	$2,365,406	$4,866,362
Change in valuation inputs or other assumptions	(2,410,650)	(2,293,531)	(4,704,181)
Fair value as of December 31, 2022	$90,306	$71,875	$162,181
Change in valuation inputs or other assumptions	392,240	360,093	752,333
Fair value as of March 31, 2023	$482,546	$431,968	$914,514
Change in valuation inputs or other assumptions	196,858	178,970	375,828
Fair value as of June 30, 2023	$679,404	$610,938	$1,290,342

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of November 19, 2021	$—	$—	$—
Initial measurement on November 19, 2021	6,194,622	5,751,494	11,946,116
Change in valuation inputs or other assumptions	(2,373,768)	(2,143,369)	(4,517,137)
Fair value as of December 31, 2021	$3,820,854	$3,608,125	$7,428,979
Change in valuation inputs or other assumptions	(3,730,854)	(3,536,250)	(7,266,798)
Fair value as of December 31, 2022	$90,306	$71,875	$162,181